Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	2025	2024
Financial assets by category
Trade receivables	141,333	166,280
Other receivables (excluding indirect tax receivables)
Lease receivables	10,268	—
Other receivables	9,322	3,964
Cash and cash equivalents	616,041	559,543
Financial assets measured at amortized cost	776,964	729,787
Total financial assets	776,964	729,787
Classified in the statement of financial position
Non-current assets	10,870	2,317
Current assets	766,094	727,470
Total financial assets	776,964	729,787

Financial liabilities by category
Borrowings
Convertible senior notes	429,391	458,207
Royalty funding liabilities	290,871	305,379
Lease liabilities	151,524	93,030
Trade payables and accrued expenses	90,657	96,394
Other liabilities (excluding indirect tax and employee related payables)	1,046	311
Financial liabilities measured at amortized cost	963,489	953,321
Derivative liabilities	256,231	150,670
Financial liabilities measured at fair value through profit or loss	256,231	150,670
Total financial liabilities	1,219,720	1,103,991
Classified in the statement of financial position
Non-current liabilities	385,254	365,080
Current liabilities	834,466	738,911
Total financial liabilities	1,219,720	1,103,991

Schedule of Finance Income and Finance Expenses

Finance income and expenses are specified below:

(EUR’000)	2025	2024	2023
Finance income
Interest income	15,301	14,361	16,857
Remeasurement gain of financial liabilities	20,469	11,248	14,654
Foreign exchange translation (net)	78,229	—	12,346
Total finance income	113,999	25,609	43,857

Finance expenses
Interest expenses	80,647	65,504	44,065
Remeasurement loss of financial liabilities	126,040	7,374	—
Foreign exchange translation (net)	—	27,149	—
Total finance expenses	206,687	100,027	44,065

Summary of Expenses, Related To Lease Activities In The Consolidated Statements

The following expenses related to lease activities were recognized in the consolidated statements of profit or loss:

(EUR’000)	2025	2024	2023
Lease expenses
Depreciation	12,350	12,312	11,875
Lease interest	4,186	3,303	3,581
Total lease expenses	16,536	15,615	15,456

Summary of Development in Borrowings Related to Financing Activities

The development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
(EUR’000)	Beginning of year	Repay- ments	Net proceeds	Additions/ (disposals)	Remeasure- ments	Accretion of interest	Foreign exchange translation	End of year
Financing activities
December 31, 2025
Borrowings (excluding lease liabilities)	763,586	(29,065)	—	—	10	76,247	(90,516)	720,262
Lease liabilities	93,030	(15,548)	—	78,517	—	4,186	(8,661)	151,524
Total financing activities	856,616	(44,613)	—	78,517	10	80,433	(99,177)	871,786

Financing activities
December 31, 2024
Borrowings (excluding lease liabilities)	545,472	(11,819)	134,158	—	(11,248)	62,116	44,907	763,586
Lease liabilities	98,793	(14,677)	—	861	—	3,303	4,750	93,030
Total financing activities	644,265	(26,496)	134,158	861	(11,248)	65,419	49,657	856,616

Summary of Fair Value Hierarchy

Level 3 inputs are unobservable inputs for the asset or liability.

	2025		2024
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	429,391	426,429	458,207	438,288	2
Royalty funding liabilities	290,871	296,899	305,379	305,673	3
Financial liabilities measured at amortized cost	720,262	723,328	763,586	743,961
Derivative liabilities	256,231	256,231	150,670	150,670	3
Financial liabilities measured at fair value through profit or loss	256,231	256,231	150,670	150,670

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

(EUR’000)	2025	2024	2023
Derivative liabilities
January 1	150,670	143,296	157,950
Remeasurement recognized in financial income or expense	105,561	7,374	(14,654)
December 31	256,231	150,670	143,296